Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Non-current Financial Assets
(€‘000)	As of December 31,
	2017	2016
Deposits	273	311
R&D Tax credit receivable	1,161

Total	1,434	311